Manufacturing Rebate Receivable (Details Textual)	6 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Manufacturing Rebate Receivables	$ 9,269,118	$ 9,269,118	$ 0
Number of Qualified Electric Buses Sold	100
Increase Decrease In Manufacturing Rebate Receivable		2,942,190	0	$ 0
Manufacturing Rebate Receivables Related to Fisacal Year Two Thousand Sixteen	$ 6,209,480	6,209,480
Manufacturing Rebate Receivables Related to Fisacal Year Two Thousand Seventeen	3,059,638	3,059,638
Suzhou E-Motor [Member]
Manufacturing Rebate Receivables	$ 29,400	$ 29,400	$ 60,200